John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 83.1%					$599,259,651
(Cost $652,642,130)
Communication services 13.9%					100,299,490
Diversified telecommunication services 4.8%
CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.424	03-15-27		4,593,814	4,402,160
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24		2,840,581	2,813,198
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	6.370	11-02-25		953,823	910,901
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.000	05-01-24		2,435,471	1,802,249
Frontier Communications Corp., 2017 Term Loan B1 (B)	0.000	06-15-24		6,507,816	6,377,660
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (B)	0.000	01-02-24		1,627,551	1,636,193
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	4.750	11-04-26		1,848,253	1,825,149
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.924	03-01-27		4,498,066	4,356,692
Masmovil Holdphone SA, 2019 EUR Term Loan B (6 month EURIBOR + 2.625%)	2.625	05-07-26	EUR	2,400,488	2,584,723
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.750	02-01-24		4,889,065	4,743,029
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.930	12-07-26		1,970,295	1,891,483
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.174	03-09-27		1,578,105	1,515,975
Entertainment 0.4%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	3.113	12-06-23		3,645,309	1,330,538
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	530,772	229,782
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.930	05-18-25		2,194,517	1,678,016
Interactive media and services 2.1%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	4.424	08-27-26		4,683,346	4,332,095
MH Sub I LLC, 2017 1st Lien Term Loan (6 month LIBOR + 3.750%)	4.822	09-13-24		6,188,086	5,978,248
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	4.000	11-03-23		2,391,887	2,324,196
WeddingWire, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.950	12-19-25		2,379,541	2,189,178
Media 5.4%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.700	07-23-21		1,687,694	1,512,832
Altice Financing SA, Term Loan B (C)	TBD	07-15-25		1,593,973	1,505,109
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	2.924	07-31-25		294,040	276,950
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	3.871	01-31-26		1,991,724	1,900,304
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	3.674	08-15-25		1,225,036	1,190,331
AppLovin Corp., 2020 Incremental Term Loan B (1 month LIBOR + 4.000%)	4.263	08-15-25		306,358	299,465
Cineworld, Ltd., Incremental Term Loan (C)	TBD	02-05-27		1,085,000	655,655
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	2.434	07-17-25		2,204,996	2,118,450
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	2.684	04-15-27		4,570,536	4,402,021
Cumulus Media New Holdings, Inc., Term Loan B (6 month LIBOR + 3.750%)	4.822	03-31-26		264,430	225,427
Entercom Media Corp., 2019 Term Loan (1 month LIBOR + 2.500%)	2.670	11-18-24		467,616	421,906
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.174	05-01-26		389,709	363,404
Mediaocean LLC, Term Loan B (1 month LIBOR + 3.750%)	3.924	08-18-25		533,303	516,861
Recorded Books, Inc., First Lien Term Loan (C)	TBD	08-29-25		945,212	886,136
Research Now Group, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	6.500	12-20-24		2,953,929	2,688,076
Sinclair Television Group, Inc., Term Loan B2B (1 month LIBOR + 2.500%)	2.690	09-30-26		1,018,594	990,583
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	4,884,940	4,798,939
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.184	04-30-28		3,364,642	3,237,054
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	5.700	12-17-26		1,608,773	$1,545,934
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%)	3.750	03-15-24		801,412	764,547
UPC Broadband Holding BV, 2020 EUR Term Loan B (3 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	718,242
UPC Financing Partnership, 2020 USD Term Loan B (1 month LIBOR + 2.250%)	2.434	04-30-28		1,153,790	1,111,480
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		3,432,591	3,306,443
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.684	04-30-28		3,753,885	3,579,210
Wireless telecommunication services 1.2%
Matterhorn Telecom SA, 2020 EUR Term Loan B (3 month EURIBOR + 2.875%)	2.875	09-15-26	EUR	1,392,778	1,472,616
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.930	04-11-25		5,550,279	5,391,319
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.174	04-01-27		1,499,076	1,498,731
Consumer discretionary 11.5%					82,519,806
Auto components 0.7%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%)	3.674	04-30-26		1,095,681	1,040,897
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 5.000%)	6.298	03-05-27		1,539,625	1,389,512
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.924	04-22-24		2,501,219	2,269,856
Automobiles 1.3%
BBD Bidco, Ltd., GBP Term Loan B1 (6 month GBP LIBOR + 4.750%)	5.451	11-13-26	GBP	2,103,138	2,386,337
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	9.561	04-10-26		2,993,413	2,559,368
OEConnection LLC, 2019 Term Loan B (3 month LIBOR + 4.000%)	5.073	09-25-26		1,503,398	1,378,616
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	907,350	953,067
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	4.123	02-01-26		535,652	515,565
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	5.457	04-04-25		1,922,160	1,672,279
Distributors 0.8%
Northwest Fiber LLC, Term Loan B (C)	TBD	05-21-27		3,032,491	2,979,422
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.950	08-16-23		2,982,105	2,340,952
Diversified consumer services 2.3%
Cambium Learning Group, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.950	12-18-25		2,620,636	2,489,604
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	4.017	08-18-21		2,910,134	2,582,279
PCI Gaming Authority, Term Loan (C)	TBD	05-29-26		1,891,892	1,791,773
SRS Distribution, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.322	05-23-25		5,895,480	5,572,467
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		1,778,277	1,603,793
Verisure Holding AB, EUR Term Loan B1E (6 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	2,467,242	2,640,961
Hotels, restaurants and leisure 3.3%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (3 month LIBOR + 3.750%)	5.017	02-02-26		2,346,452	1,982,752
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	2.859	10-19-24		2,380,635	2,282,434
Aristocrat International Pty, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		305,849	303,938
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.924	12-23-24		2,084,855	1,879,497
Carrols Restaurant Group, Inc., Term Loan B (1 and 2 month LIBOR + 3.250%)	3.751	04-30-26		1,824,536	1,585,631
Connect Finco SARL, Term Loan B (1 month LIBOR + 4.500%)	5.500	12-11-26		1,476,442	1,373,091
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,164,659	$940,069
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	440,675	355,696
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	1,906,241
IRB Holding Corp., 2020 Term Loan B (1 and 3 month LIBOR + 2.750%)	3.751	02-05-25		1,905,214	1,789,872
Motion Finco LLC, Delayed Draw Term Loan B2 (3 and 6 month LIBOR + 3.250%)	4.323	11-04-26		102,803	94,450
Motion Finco LLC, USD Term Loan B1 (3 and 6 month LIBOR + 3.250%)	4.323	11-13-26		782,198	718,644
Motion Finco Sarl, EUR Term Loan B (6 month EURIBOR + 3.000%)	3.000	11-13-26	EUR	686,801	703,299
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	1.924	11-19-26		3,861,260	3,701,983
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-29-24		1,298,066	1,086,948
Scientific Games International, Inc., 2018 Term Loan B5 (1, 3 and 6 month LIBOR + 2.750%)	3.476	08-14-24		2,572,088	2,296,874
Station Casinos LLC, 2020 Term Loan B (1 month LIBOR + 2.250%)	2.500	02-08-27		423,743	397,259
Travel Leaders Group LLC, Term Loan B1 (C)	TBD	01-25-24		1,070,648	642,389
Household durables 0.3%
Acproducts, Inc., 2020 Term Loan B (6 month LIBOR + 6.500%)	7.500	08-18-25		1,133,214	1,065,221
LSFX Flavum Bidco SA, 2020 EUR Term Loan (C)	TBD	02-12-27	EUR	1,410,972	1,352,849
Leisure products 0.8%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	841,432	833,623
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.688	02-19-26		2,485,328	2,191,239
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.674	08-05-24		2,891,292	2,793,710
Specialty retail 1.8%
Ascena Retail Group, Inc., 2015 Term Loan B (1 and 3 month LIBOR + 4.500%)	5.627	08-21-22		3,379,349	699,796
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	4.116	11-08-23		1,965,580	1,758,132
Douglas GmbH, 2017 EUR Term Loan B1 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	196,061	172,410
Douglas GmbH, 2017 EUR Term Loan B2 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	45,753	40,234
Douglas GmbH, 2017 EUR Term Loan B3 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	181,496	159,602
Douglas GmbH, 2017 EUR Term Loan B4 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	105,409	92,694
Douglas GmbH, 2017 EUR Term Loan B5 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	15,566	13,688
Douglas GmbH, 2017 EUR Term Loan B6 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	68,895	60,585
Douglas GmbH, 2017 EUR Term Loan B7 (6 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	54,760	48,154
Douglas GmbH, 2017 EUR Term Loan B8 (6 month EURIBOR + 3.250%)	3.250	08-12-22	EUR	846,330	735,914
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	08-04-24		1,274,256	1,127,717
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	3.250	08-18-23		3,314,806	3,166,833
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.700	03-20-25		5,091,264	4,599,092
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	6.875	02-12-25		1,505,912	1,400,498
Consumer staples 2.7%					19,649,812
Food and staples retailing 0.7%
Casino Guichard Perrachon SA, EUR Term Loan B (3 month EURIBOR + 5.500%)	5.500	01-31-24	EUR	2,111,619	2,243,281
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.861	05-23-25		3,261,109	3,120,881
Food products 0.8%
Cookie Acquisition SASU, EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	1,563,396	1,625,248
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.625%)	2.625	01-29-27	EUR	1,752,602	1,868,475
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.424	01-29-27		621,457	591,938
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Upfield BV, 2018 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,630,241	$1,725,953
Household products 0.7%
KIK Custom Products, Inc., 2015 Term Loan B (2 month LIBOR + 4.000%)	5.000	05-15-23		2,688,825	2,563,795
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.924	02-04-27		930,510	912,486
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	2.924	02-05-23		1,452,833	1,405,921
Personal products 0.5%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	2.472	04-07-25		2,063,434	1,816,461
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%)	5.322	10-01-26		1,855,377	1,775,373
Energy 1.5%					11,027,162
Energy equipment and services 0.2%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.688	05-25-25		1,375,500	976,605
Traverse Midstream Partners LLC, 2017 Term Loan (1 month LIBOR + 4.000%)	5.000	09-27-24		620,587	509,397
Oil, gas and consumable fuels 1.3%
BCP Renaissance Parent LLC, 2017 Term Loan B (3 month LIBOR + 3.500%)	4.950	10-31-24		852,406	704,454
BCP Renaissance Parent LLC, Term Loan B2 (3 month LIBOR + 3.500%)	4.950	11-01-24		413,197	343,214
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.424	03-31-25		2,339,059	2,012,082
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	4.950	12-19-21		1,016,208	997,154
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.174	05-22-26		1,204,462	1,017,770
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	02-17-25		599,821	441,084
Murray Energy Corp., 2018 Term Loan B2 (B)	0.000	10-17-22		7,312,904	91,411
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	4.683	10-01-25		1,906,055	1,746,423
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-20		20,001,303	20,001
Ultra Resources, Inc., 1st Lien Term Loan (B)	0.000	04-12-24		3,320,364	2,167,567
Financials 5.4%					39,118,274
Capital markets 2.1%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (6 month LIBOR + 4.000%)	5.072	12-03-22		4,397,993	4,170,749
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	4.259	07-24-26		1,199,339	1,149,566
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	5.072	11-21-24		3,905,531	3,700,491
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	3.989	08-25-22		3,838,256	3,742,300
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	11-28-21		3,214,911	2,839,827
Consumer finance 0.1%
Fiserv Investment Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.136	02-18-27		640,636	623,018
Diversified financial services 1.6%
Advisor Group Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	5.174	07-31-26		2,957,770	2,740,877
Citadel Securities LP, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.924	02-27-26		3,995,317	3,907,100
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.250%)	3.322	02-28-25		2,501,243	1,840,490
Lakeland Tours LLC, 2017 1st Lien Term Loan B (3 month LIBOR + 4.250%)	5.250	12-15-24		1,218,782	602,078
Marnix SAS, 2019 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	11-19-26	EUR	1,576,303	1,703,844
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.934	11-09-26		1,055,384	1,034,276
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 1.2%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	2.924	05-09-25		1,650,367	$1,572,156
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.370	03-18-27		966,315	889,010
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%)	6.674	08-04-25		1,625,000	1,615,868
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	3.174	08-04-22		3,495,568	3,423,035
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	4.020	04-25-25		981,646	943,735
Mortgage real estate investment trusts 0.4%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.934	05-15-26		1,396,739	1,278,016
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.472	08-09-26		1,490,931	1,341,838
Health care 12.3%					88,327,342
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.095	11-15-27		1,235,104	1,204,227
Health care equipment and supplies 1.2%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.924	02-27-26		2,474,134	2,251,462
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.580	06-30-25		985,478	932,755
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,382,297	1,427,010
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	4.362	06-26-25		2,440,834	2,285,231
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	8.863	06-26-26		2,100,000	1,768,137
Health care providers and services 5.4%
21st Century Oncology Holdings, Inc., 2020 EUR Term Loan B (C)	TBD	03-05-27	EUR	1,782,202	1,869,526
Da Vinci Purchaser Corp., 2019 Term Loan (6 month LIBOR + 4.000%)	5.238	01-08-27		1,129,439	1,096,968
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	1.924	08-12-26		1,702,454	1,660,319
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	06-06-25		3,627,376	3,228,364
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	4.437	08-03-26		1,678,248	1,640,487
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		3,239,807	3,153,758
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	3.500	08-18-22		3,889,751	3,869,835
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 and 3 month LIBOR + 4.250%)	4.612	08-31-26		160,287	143,933
MED ParentCo LP, 1st Lien Term Loan (1 and 3 month LIBOR + 4.250%)	4.612	08-31-26		1,190,866	1,069,362
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	4.200	06-07-23		2,042,057	1,957,394
National Mentor Holdings, Inc., 2019 Term Loan B (1 and 3 month LIBOR + 4.250%)	4.792	03-09-26		2,453,935	2,370,502
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	5.710	03-09-26		111,448	107,659
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%)	4.674	08-06-26		2,461,209	2,366,871
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.924	02-14-25		4,710,726	4,404,529
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	2.670	03-06-25		2,311,885	2,225,189
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		1,207,579	875,929
U.S. Anesthesia Partners, Inc., 2017 Term Loan (6 month LIBOR + 3.000%)	4.000	06-23-24		1,140,993	1,020,618
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	4.674	11-20-26		1,026,565	923,908
Versant Health Holdco, Inc., 1st Lien Term Loan B (3 month LIBOR + 3.000%)	4.450	12-02-24		3,759,353	3,588,303
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.072	07-02-25		1,536,000	$1,436,160
Health care technology 2.3%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.000	10-20-23		3,985,980	3,627,242
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24		2,305,507	2,240,192
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.625	06-28-24		2,946,252	2,798,939
Netsmart Technologies, Inc., Term Loan D1 (3 month LIBOR + 3.750%)	5.200	04-19-23		4,097,672	3,855,909
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%)	5.284	02-11-26		4,089,806	3,936,438
Life sciences tools and services 0.6%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (6 month LIBOR + 4.000%)	5.080	06-30-23		3,298,247	3,149,826
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	2.924	09-27-24		1,346,350	1,270,375
Pharmaceuticals 2.6%
AI Sirona Luxembourg Acquisition Sarl, EUR 1st Lien Term Loan B (1 month EURIBOR + 4.000%)	4.000	09-29-25	EUR	1,440,813	1,513,633
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.688	05-04-25		2,074,886	1,900,077
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.171	06-02-25		6,496,177	6,359,303
Curium Bidco Sarl, USD Term Loan B (6 month LIBOR + 4.000%)	5.072	07-09-26		1,528,812	1,490,592
Elanco Animal Health, Inc., Term Loan B (C)	TBD	02-04-27		1,213,300	1,173,867
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	5.000	04-29-24		1,755,042	1,637,787
McAfee LLC, Term Loan B1 (C)	TBD	09-30-24		2,038,965	2,003,283
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1 (1 month LIBOR + 1.750%)	1.924	02-11-27		1,545,017	1,507,673
RPI Intermediate Finance Trust, 2020 Term Loan B1 (1 month LIBOR + 1.750%)	1.924	02-11-27		1,006,414	983,770
Industrials 13.2%					95,397,159
Aerospace and defense 2.0%
Bleriot US Bidco, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.750%)	6.200	10-31-26		156,323	147,334
Bleriot US Bidco, Inc., Term Loan B (3 month LIBOR + 4.750%)	6.200	10-31-26		1,000,464	942,938
Ducommun, Inc., Term Loan B (1 month LIBOR + 4.000%)	4.175	11-21-25		1,827,181	1,656,650
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.930	10-04-24		1,210,594	1,156,626
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	4.950	04-06-26		1,150,555	964,740
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.688	04-09-26		2,053,673	1,519,718
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.424	05-30-25		952,735	871,162
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.424	12-09-25		3,874,117	3,539,354
TransDigm, Inc., 2020 Term Loan G (C)	TBD	08-22-24		1,094,391	998,632
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25		3,315,435	2,851,274
Airlines 0.3%
Allegiant Travel Company, 2020 Term Loan (C)	TBD	02-05-24		735,306	589,392
American Airlines, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 1.750%)	1.924	01-29-27		159,706	112,992
WestJet Airlines, Ltd., Term Loan B (6 month LIBOR + 3.000%)	4.000	12-11-26		1,686,650	1,227,392
Building products 1.9%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.948	04-12-25		2,286,257	2,171,944
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.250%)	3.710	10-24-25		893,403	871,068
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	5.924	10-01-25		1,920,009	$1,694,408
The AZEK Company LLC, 2017 Term Loan (3 month LIBOR + 3.750%)	5.933	05-05-24		5,517,865	5,301,730
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.710	12-19-23		4,170,341	3,909,694
Commercial services and supplies 3.4%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%)	2.174	01-15-27		2,634,599	2,524,973
AVSC Holding Corp., 2018 1st Lien Term Loan (1, 3 and 6 month LIBOR + 3.250%)	4.260	03-03-25		2,246,645	1,561,418
AVSC Holding Corp., Incremental Term Loan B (1 and 6 month LIBOR + 4.500%)	5.500	10-15-26		162,857	113,186
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.000%)	3.174	10-30-26		1,427,017	1,393,125
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	5.547	09-30-24		3,680,000	2,792,200
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.438	06-28-26		1,205,409	1,181,300
Intrado Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	5.450	10-10-24		2,944,646	2,388,432
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.174	09-21-26		2,035,424	1,842,059
Nielsen Finance LLC, 2020 USD Term Loan B5 (C)	TBD	06-05-25		516,631	513,831
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.222	10-04-23		1,875,265	1,822,532
Sterling Midco Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24		3,423,696	2,773,194
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 2.750%)	2.924	05-01-24		5,585,705	5,352,949
Construction and engineering 0.5%
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.174	02-01-27		1,072,660	1,036,908
Sabre Industries, Inc., 2019 Term Loan B (6 month LIBOR + 3.500%)	4.494	04-15-26		1,199,201	1,168,226
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	12-08-23		1,836,984	1,749,727
Electrical equipment 0.3%
Brookfield WEC Holdings, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.750	08-01-25		1,905,774	1,859,921
Machinery 2.1%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 and 6 month LIBOR + 2.750%)	3.959	10-31-25		884,452	749,573
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.923	06-26-26		1,577,365	1,368,364
Granite US Holdings Corp., Term Loan B (6 month LIBOR + 5.250%)	6.322	09-30-26		2,253,841	1,893,226
Ingersoll-Rand Company, Ltd., 2020 USD Term Loan (1 month LIBOR + 1.750%)	1.924	03-01-27		824,182	780,912
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.924	03-01-27		2,083,820	1,974,420
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.918	03-07-25		2,976,063	2,747,650
Shape Technologies Group, Inc., Term Loan (3 month LIBOR + 3.000%)	4.043	04-21-25		2,242,389	1,394,026
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		1,712,214	1,531,010
Titan Acquisitionco New Zealand, Ltd., 2020 Term Loan (3 month LIBOR + 4.000%)	5.450	05-01-26		2,752,806	2,498,171
Professional services 0.5%
STG-Fairway Holdings LLC, Term Loan B (3 month LIBOR + 3.500%)	4.572	01-31-27		1,539,293	1,393,060
Stiphout Finance LLC, USD 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	10-26-22		2,460,575	2,276,032
Road and rail 1.0%
AI Convoy Luxembourg Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	3.750	01-17-27	EUR	965,643	1,011,617
AI Convoy Luxembourg Sarl, USD Term Loan B (3 and 6 month LIBOR + 3.500%)	4.650	01-17-27		954,606	909,262
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	3.450	12-30-26		1,289,629	1,260,380
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25		3,942,031	3,845,964
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.8%
ASP Unifrax Holdings, Inc., EUR Term Loan B (6 month EURIBOR + 3.750%)	3.397	12-12-25	EUR	3,166,937	$2,759,636
ASP Unifrax Holdings, Inc., Term Loan B (6 month LIBOR + 3.750%)	4.822	12-12-25		1,056,714	848,013
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.924	06-01-25		2,688,835	2,548,801
Transportation infrastructure 0.4%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	3.924	12-06-25		483,636	452,804
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	4.950	04-06-26		2,140,032	1,794,417
Swissport Financing Sarl, 2019 EUR Term Loan (3 month EURIBOR + 4.500%)	4.500	08-14-24	EUR	857,136	758,792
Information technology 16.2%					116,968,626
Communications equipment 0.6%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.424	04-06-26		2,571,787	2,465,700
Datto, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	4.424	04-02-26		1,289,665	1,238,078
MLN US Holdco LLC, 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.830	11-30-25		787,791	594,294
Electronic equipment, instruments and components 1.8%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	5.924	12-20-25		2,581,455	2,084,525
Celestica, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.125%)	2.299	06-27-25		1,047,920	953,608
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	07-04-25	EUR	3,174,985	3,189,576
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.950	12-02-24		841,109	803,260
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.950	12-02-24		2,889,346	2,759,325
Mirion Technologies, Inc., 2019 Term Loan B (6 month LIBOR + 4.000%)	5.072	03-06-26		1,537,330	1,479,326
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1, 3, and 6 month LIBOR + 3.250%)	4.250	02-28-25		2,212,577	1,747,250
IT services 4.0%
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.924	07-12-25		1,959,732	1,660,873
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.924	02-15-24		4,135,625	4,044,311
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	2.920	05-31-25		4,523,090	3,239,663
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	2.924	02-05-27		2,760,465	2,691,453
Masergy Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.250	12-15-23		1,070,516	985,764
Park Place Technologies LLC, 1st Lien Term Loan (3 month LIBOR + 4.000%)	5.000	03-28-25		1,213,823	1,140,993
Presidio Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 3.500%)	4.270	01-22-27		836,182	809,533
Sabre GLBL, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.174	02-22-24		1,334,738	1,181,483
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.668	12-15-25		1,438,139	1,297,921
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	5.000	08-14-22		3,323,446	3,144,811
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.072	05-29-26		3,312,411	1,896,951
Verscend Holding Corp., 2018 Term Loan B (1 month LIBOR + 4.500%)	4.674	08-27-25		2,804,809	2,708,408
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%)	2.424	05-15-26		4,190,397	3,976,393
Semiconductors and semiconductor equipment 0.7%
Cohu, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.174	10-01-25		736,000	625,600
MACOM Technology Solutions Holdings, Inc., 2017 Add on Term Loan (1 month LIBOR + 2.250%)	3.000	05-17-24		1,403,392	1,263,053
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.180	05-29-25		1,968,493	1,925,029
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp., 2019 Term Loan B (1 month LIBOR + 2.000%)	2.174	09-19-26	942,372	$915,477
Software 8.5%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.434	12-15-24	1,208,156	1,122,377
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.517	02-12-25	3,651,622	3,525,641
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	4.424	10-02-25	4,265,011	4,022,971
Castle US Holding Corp., USD Term Loan B (1 month LIBOR + 3.750%)	5.200	01-29-27	854,931	791,170
Cornerstone OnDemand, Inc., Term Loan B (2 month LIBOR + 4.250%)	5.348	04-22-27	1,579,195	1,555,508
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.174	10-16-26	2,138,812	2,062,628
DiscoverOrg LLC, 2019 1st Lien Term Loan (3 month LIBOR + 4.000%)	5.450	02-02-26	2,444,161	2,413,609
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	3.424	12-01-23	3,691,824	3,575,790
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	3.330	11-01-23	91,789	90,068
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	2.674	06-21-24	495,297	467,229
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.000	05-08-25	1,848,337	1,792,887
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.950	10-09-26	1,679,619	1,524,255
nThrive, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	10-20-22	1,645,268	1,307,988
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.380	04-26-24	3,006,713	2,848,860
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.674	06-01-26	2,578,621	2,413,151
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.010	05-16-25	2,399,077	2,283,129
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	3.750	10-12-23	5,811,357	5,666,073
Salient CRGT, Inc., 2017 Term Loan (6 month LIBOR + 6.500%)	7.568	02-28-22	2,995,848	2,516,512
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	2.674	06-21-24	3,344,863	3,155,310
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.924	02-05-24	4,460,586	4,358,929
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.700	09-30-22	1,556,040	1,522,320
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.924	04-16-25	1,174,640	1,135,736
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.924	04-16-25	807,374	780,634
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.924	04-16-25	3,209,209	3,104,525
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	4.814	03-05-27	1,091,523	1,043,769
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.924	08-06-26	1,930,243	1,833,731
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.250%)	3.420	02-28-27	1,807,967	1,758,248
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	5.710	02-15-25	2,984,863	2,865,468
Technology hardware, storage and peripherals 0.6%
Electronics For Imaging, Inc., Term Loan (3 month LIBOR + 5.000%)	6.450	07-23-26	3,144,400	2,298,556
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24	2,427,223	2,308,896
Materials 5.6%				40,425,043
Chemicals 1.9%
Ascend Performance Materials Operations LLC, 2019 Term Loan B (3 month LIBOR + 5.250%)	6.700	08-27-26	3,669,056	3,490,190
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	3.972	02-04-27	1,002,492	961,561
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.222	10-01-25	4,541,563	4,323,568
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (2 month LIBOR + 4.250%)	5.250	12-15-25	2,151,427	2,024,128
Rohm Holding GmbH, USD Term Loan B (6 month LIBOR + 5.000%)	6.779	07-31-26	1,412,156	1,151,797
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	03-16-27	887,279	851,788
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (3 month LIBOR + 2.000%)	3.450	07-01-26	831,508	796,169
Containers and packaging 2.6%
Ball Metalpack Finco LLC, 2018 1st Lien Term Loan B (3 month LIBOR + 4.500%)	4.863	07-31-25	707,951	625,828
Berry Global, Inc., 2019 Term Loan Y (1 month LIBOR + 2.000%)	2.222	07-01-26	2,275,373	2,218,489
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	$1,865,451
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.674	09-06-25		4,557,929	3,991,606
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.924	07-24-26		495,925	434,763
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.561	04-03-24		4,073,114	3,704,008
NPC International, Inc., 1st Lien Term Loan (B)	0.000	04-19-24		1,731,271	703,762
Plaze, Inc., 2019 Term Loan B (6 month LIBOR + 3.500%)	4.572	08-03-26		3,655,638	3,396,709
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.250%)	4.323	10-17-24		1,989,645	1,874,007
Metals and mining 0.8%
TurboCombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	5.500	12-02-20		5,179,009	4,492,790
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	6.072	09-30-23		1,751,668	1,313,751
Paper and forest products 0.3%
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.433	12-29-23		476,781	449,366
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.250%)	4.683	06-29-25		1,864,874	1,755,312
Real estate 0.8%					5,526,937
Equity real estate investment trusts 0.8%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.924	01-02-26		1,626,701	1,569,766

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.923	12-20-24		4,154,511	3,957,171
Corporate bonds 11.3%					$81,732,763
(Cost $91,445,657)
Communication services 2.8%					20,237,736
Diversified telecommunication services 0.4%
Radiate Holdco LLC (E)	6.625	02-15-25		695,000	712,021
Zayo Group Holdings, Inc. (E)	4.000	03-01-27		920,000	906,200
Zayo Group Holdings, Inc. (E)	6.125	03-01-28		836,000	825,550
Entertainment 0.3%
Cinemark USA, Inc. (E)	8.750	05-01-25		961,000	1,001,843
Live Nation Entertainment, Inc. (E)	4.750	10-15-27		752,000	698,540
Live Nation Entertainment, Inc. (E)	6.500	05-15-27		520,000	552,175
Interactive media and services 0.2%
National CineMedia LLC (E)	5.875	04-15-28		1,934,000	1,547,200
Media 1.8%
Altice Financing SA (E)	5.000	01-15-28		1,668,000	1,682,074
CCO Holdings LLC (E)	5.000	02-01-28		1,000,000	1,047,370
Diamond Sports Group LLC (E)	5.375	08-15-26		675,000	536,625
iHeartCommunications, Inc.	6.375	05-01-26		772,000	806,825
MDC Partners, Inc. (E)	6.500	05-01-24		1,562,000	1,218,360
Sinclair Television Group, Inc. (E)	5.125	02-15-27		745,000	693,133
Sirius XM Radio, Inc. (E)	5.500	07-01-29		1,096,000	1,169,980
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,745,780
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(F)	3.250	02-15-26	EUR	734,000	766,071
Univision Communications, Inc. (E)	9.500	05-01-25		614,000	656,980
Ziggo Bond Company BV (E)	5.125	02-28-30		1,154,000	1,182,850
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,358,643
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Telecommunication services 0.0%
DKT Finance ApS	7.000	06-17-23	EUR	194,000	$216,419
Wireless telecommunication services 0.1%
Sprint Communications, Inc.	11.500	11-15-21		180,000	201,060
T-Mobile USA, Inc. (E)	3.875	04-15-30		269,000	291,618
T-Mobile USA, Inc. (E)	4.375	04-15-40		107,000	117,974
T-Mobile USA, Inc. (E)	4.500	04-15-50		269,000	302,445
Consumer discretionary 2.0%					14,406,916
Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	925,000
Hotels, restaurants and leisure 0.8%
Connect Finco SARL (E)	6.750	10-01-26		1,184,000	1,148,480
IRB Holding Corp. (E)	7.000	06-15-25		373,000	386,988
MGM Resorts International	6.750	05-01-25		1,238,000	1,256,570
Scientific Games International, Inc. (E)	5.000	10-15-25		913,000	853,929
Wynn Resorts Finance LLC (E)	7.750	04-15-25		1,655,000	1,719,131
Internet and direct marketing retail 0.1%
Expedia Group, Inc. (E)	6.250	05-01-25		310,000	330,686
Expedia Group, Inc. (E)	7.000	05-01-25		248,000	264,911
Leisure products 0.1%
Mattel, Inc. (E)	5.875	12-15-27		933,000	949,328
Multiline retail 0.0%
Party City Holdings, Inc. (E)	6.625	08-01-26		1,675,000	257,531
Specialty retail 0.6%
Burlington Coat Factory Warehouse Corp. (E)	6.250	04-15-25		946,000	979,110
F-Brasile SpA (E)	7.375	08-15-26		2,812,000	2,059,790
Maxeda DIY Holding BV	6.125	07-15-22	EUR	1,215,000	951,812
Textiles, apparel and luxury goods 0.3%
The William Carter Company (E)	5.500	05-15-25		744,000	766,320
Wolverine Escrow LLC (E)	9.000	11-15-26		2,339,000	1,557,330
Consumer staples 0.7%					5,161,780
Food and staples retailing 0.3%
H-Food Holdings LLC (E)	8.500	06-01-26		1,172,000	1,022,570
US Foods, Inc. (E)	6.250	04-15-25		1,214,000	1,258,008
Food products 0.1%
Sigma Holdco BV (E)(G)	7.875	05-15-26		1,012,000	1,037,300
Household products 0.1%
Kronos Acquisition Holdings, Inc. (E)	9.000	08-15-23		759,000	738,287
Personal products 0.2%
Sally Holdings LLC (E)	8.750	04-30-25		1,019,000	1,105,615
Energy 0.0%					13
Oil, gas and consumable fuels 0.0%
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (B)(E)	12.000	04-15-24		1,279,956	13
Financials 0.5%					3,902,849
Capital markets 0.3%
AG Issuer LLC (E)	6.250	03-01-28		1,938,000	1,799,239
INTL. FCStone, Inc. (E)	8.625	06-15-25		722,000	731,025
Diversified financial services 0.1%
Advisor Group Holdings, Inc. (E)	10.750	08-01-27		550,000	495,000
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		1,051,000	$877,585
Health care 0.9%					6,705,548
Health care equipment and supplies 0.1%
Ortho-Clinical Diagnostics, Inc. (E)	7.375	06-01-25		491,000	502,048
Health care providers and services 0.5%
Jaguar Holding Company II (E)	5.000	06-15-28		506,000	524,975
MEDNAX, Inc. (E)	6.250	01-15-27		1,350,000	1,262,250
MPH Acquisition Holdings LLC (E)	7.125	06-01-24		707,000	668,115
Select Medical Corp. (E)	6.250	08-15-26		1,285,000	1,350,856
Tenet Healthcare Corp. (E)	7.500	04-01-25		176,000	191,840
Pharmaceuticals 0.3%
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,205,464
Industrials 2.0%					14,096,802
Aerospace and defense 0.5%
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		1,002,000	996,369
SSL Robotics LLC (E)	9.750	12-31-23		1,176,000	1,275,960
TransDigm, Inc. (E)	5.500	11-15-27		730,000	662,475
TransDigm, Inc. (E)	6.250	03-15-26		202,000	206,545
TransDigm, Inc. (E)	8.000	12-15-25		262,000	282,960
Building products 0.4%
Builders FirstSource, Inc. (E)	6.750	06-01-27		381,000	401,003
Resideo Funding, Inc. (E)	6.125	11-01-26		2,509,000	2,279,903
Commercial services and supplies 0.2%
American Builders & Contractors Supply Company, Inc. (E)	4.000	01-15-28		610,000	613,050
Tempo Acquisition LLC (E)	5.750	06-01-25		321,000	335,044
VistaJet Malta Finance PLC (E)	10.500	06-01-24		938,000	748,055
Construction and engineering 0.3%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	4.500	06-15-25	EUR	1,332,000	1,020,225
Promontoria Holding 264 BV	6.750	08-15-23	EUR	261,000	191,471
Promontoria Holding 264 BV (Greater of 3 month EURIBOR + 6.250% or 6.250%) (F)	6.250	08-15-23	EUR	727,000	561,677
Electrical equipment 0.1%
WESCO Distribution, Inc. (E)	7.125	06-15-25		331,000	331,000
WESCO Distribution, Inc. (E)	7.250	06-15-28		397,000	393,999
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	4.250	11-15-24	EUR	1,811,000	977,167
Professional services 0.1%
La Financiere Atalian SASU	4.000	05-15-24	EUR	1,114,000	803,787
La Financiere Atalian SASU	5.125	05-15-25	EUR	100,000	72,153
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	94,478
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (E)	4.500	11-15-26		234,000	229,320
Beacon Roofing Supply, Inc. (E)	4.875	11-01-25		1,715,000	1,620,161
Information technology 0.7%					4,867,989
IT services 0.3%
Presidio Holdings, Inc. (E)	4.875	02-01-27		491,000	487,318
Sabre GLBL, Inc. (E)	5.250	11-15-23		911,000	856,340
Sabre GLBL, Inc. (E)	5.375	04-15-23		665,000	630,088
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Sabre GLBL, Inc. (E)	9.250	04-15-25		64,000	$68,000
Software 0.1%
Boxer Parent Company, Inc. (E)	7.125	10-02-25		306,000	319,770
PTC, Inc. (E)	4.000	02-15-28		405,000	405,000
Technology hardware, storage and peripherals 0.3%
Dell International LLC (E)	6.100	07-15-27		176,000	197,682
Dell International LLC (E)	6.200	07-15-30		1,672,000	1,903,791
Materials 1.4%					10,441,850
Chemicals 0.3%
Venator Finance Sarl (E)	9.500	07-01-25		2,341,000	2,352,705
Containers and packaging 1.1%
Ardagh Packaging Finance PLC (E)	4.125	08-15-26		1,590,000	1,595,486
Ardagh Packaging Finance PLC (E)	5.250	04-30-25		553,000	577,194
LABL Escrow Issuer LLC (E)	6.750	07-15-26		1,591,000	1,658,156
LABL Escrow Issuer LLC (E)	10.500	07-15-27		1,025,000	1,076,250
Mauser Packaging Solutions Holding Company (E)	7.250	04-15-25		1,302,000	1,171,800
Silgan Holdings, Inc. (E)	2.250	06-01-28	EUR	363,000	392,899
Silgan Holdings, Inc. (E)	4.125	02-01-28		143,000	143,675
Trivium Packaging Finance BV (E)	5.500	08-15-26		1,398,000	1,466,600
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (B)(E)	11.500	02-15-18		5,668,325	7,085
Real estate 0.3%					1,911,280
Equity real estate investment trusts 0.3%
VICI Properties LP (E)	3.750	02-15-27		312,000	301,080
VICI Properties LP (E)	4.125	08-15-30		104,000	100,360
VICI Properties LP (E)	4.250	12-01-26		1,092,000	1,081,844
VICI Properties LP (E)	4.625	12-01-29		429,000	427,996

	Shares	Value
Common stocks 0.0%		$174,052
(Cost $11,635,066)
Energy 0.0%		174,052
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(H)	196,736	174,052

	Yield (%)	Shares	Value
Short-term investments 10.1%			$73,141,224
(Cost $73,139,599)
Short-term funds 10.1%			73,141,224
John Hancock Collateral Trust (I)	0.3653(J)	104,289	1,044,108
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(J)	72,097,116	72,097,116
Total investments (Cost $828,862,452) 104.5%			$754,307,690
Other assets and liabilities, net (4.5%)			(32,592,776)
Total net assets 100.0%			$721,714,914

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,579,119 or 10.3% of the fund's net assets as of 5-31-20.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $1,023,867.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-20.
The fund had the following country composition as a percentage of net assets on 5-31-20:
United States	84.9%
Luxembourg	4.0%
Canada	2.1%
France	2.0%
Netherlands	1.3%
United Kingdom	1.2%
Ireland	1.0%
Germany	1.0%
Other countries	2.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	6,440,000	USD	7,044,072	CITI	6/10/2020	$105,767	—
USD	59,173,210	EUR	52,900,000	CITI	6/10/2020	442,391	—
						$548,158	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$599,259,651	—	$599,239,650	$20,001
Corporate bonds	81,732,763	—	81,732,763	—
Common stocks	174,052	—	—	174,052
Short-term investments	73,141,224	$73,141,224	—	—
Total investments in securities	$754,307,690	$73,141,224	$680,972,413	$194,053
Derivatives:
Assets
Forward foreign currency contracts	$548,158	—	$548,158	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	104,289	$2,576,293	$6,977,158	$(8,509,048)	$(1,137)	$842	$13,740	—	$1,044,108
|	17

For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
18	|